Distribution Date:	12/17/21	BANK 2017-BNK6
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-BNK6

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202

Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
Current Mortgage Loan and Property Stratification	8-12		Association

Mortgage Loan Detail (Part 1)	13-15		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 2)	16-18
		Master & Special Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19
			Kathleen Luzik	(703) 302-1902

Historical Detail	20		2011 Crystal Drive, Suite 800 | Arlington, VA 22202

Delinquency Loan Detail	21	Operating Advisor & Asset	Park Bridge Lender Services LLC

Collateral Stratification and Historical Detail	22	Representations Reviewer
			David Rodgers	(212) 230-9025
Specially Serviced Loan Detail - Part 1	23
			600 Third Avenue, 40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 2	24
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	25		Bank, N.A.

Historical Liquidated Loan Detail	26		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Historical Bond / Collateral Loss Reconciliation Detail	27		9062 Old Annapolis Road | Columbia, MD 21045

Interest Shortfall Detail - Collateral Level	28	Trustee	Wilmington Trust, National Association

Supplemental Notes	29		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	060352AA9	1.941000%	31,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	060352AB7	3.075000%	26,600,000.00	26,198,115.82	2,627,596.16	67,132.67	182,119.20	0.00	2,876,848.03	23,570,519.66	31.20%	30.00%
A-SB	060352AC5	3.289000%	39,900,000.00	39,900,000.00	0.00	109,359.25	0.00	0.00	109,359.25	39,900,000.00	31.20%	30.00%
A-3	060352AD3	3.125000%	58,200,000.00	58,200,000.00	0.00	151,562.50	0.00	0.00	151,562.50	58,200,000.00	31.20%	30.00%
A-4	060352AE1	3.254000%	225,000,000.00	225,000,000.00	0.00	610,125.00	0.00	0.00	610,125.00	225,000,000.00	31.20%	30.00%
A-5	060352AF8	3.518000%	239,812,000.00	239,812,000.00	0.00	703,048.85	0.00	0.00	703,048.85	239,812,000.00	31.20%	30.00%
A-S	060352AJ0	3.741000%	97,525,000.00	97,525,000.00	0.00	304,034.19	0.00	0.00	304,034.19	97,525,000.00	19.76%	19.00%
B	060352AK7	3.964000%	41,005,000.00	41,005,000.00	0.00	135,453.18	0.00	0.00	135,453.18	41,005,000.00	14.95%	14.38%
C	060352AL5	3.851000%	34,355,000.00	34,355,000.00	0.00	110,250.92	0.00	0.00	110,250.92	34,355,000.00	10.92%	10.50%
D	060352AV3	3.100000%	35,464,000.00	35,464,000.00	0.00	91,615.33	0.00	0.00	91,615.33	35,464,000.00	6.76%	6.50%
E	060352AX9	2.645179%	19,948,000.00	19,948,000.00	0.00	56,497.09	0.00	0.00	56,497.09	19,948,000.00	4.42%	4.25%
F	060352AZ4	2.645179%	8,866,000.00	8,866,000.00	0.00	34,365.93	0.00	0.00	34,365.93	8,866,000.00	3.38%	3.25%
G*	060352BB6	2.645179%	28,814,330.00	28,814,330.00	0.00	0.00	0.00	0.00	0.00	28,814,330.00	0.00%	0.00%
R	060352BD2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2DYB70	4.145179%	46,662,596.37	45,004,602.46	138,294.53	153,556.52	19,340.36	0.00	311,191.41	44,866,307.93	0.00%	0.00%
Interest
Regular SubTotal			933,251,926.37	900,092,048.28	2,765,890.69	2,527,001.43	201,459.56	0.00	5,494,351.68	897,326,157.59

Notional Certificates
X-A	060352AG6	0.802045%	620,612,000.00	589,110,115.82	0.00	393,743.93	185,347.61	0.00	579,091.54	586,482,519.66
X-B	060352AH4	0.329429%	172,885,000.00	172,885,000.00	0.00	47,461.04	0.00	0.00	47,461.04	172,885,000.00
X-D	060352AM3	1.045179%	35,464,000.00	35,464,000.00	0.00	30,888.51	0.00	0.00	30,888.51	35,464,000.00
X-E	060352AP6	1.500000%	19,948,000.00	19,948,000.00	0.00	24,935.00	0.00	0.00	24,935.00	19,948,000.00
X-F	060352AR2	1.500000%	8,866,000.00	8,866,000.00	0.00	11,082.50	0.00	0.00	11,082.50	8,866,000.00
X-G	060352AT8	1.500000%	28,814,330.00	28,814,330.00	0.00	36,017.91	0.00	0.00	36,017.91	28,814,330.00
Notional SubTotal			886,589,330.00	855,087,445.82	0.00	544,128.89	185,347.61	0.00	729,476.50	852,459,849.66

Deal Distribution Total					2,765,890.69	3,071,130.32	386,807.17	0.00	6,223,828.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	060352AA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	060352AB7	984.89157218	98.78181053	2.52378459	0.00000000	0.00000000	6.84658647	0.00000000	108.15218158	886.10976165
A-SB	060352AC5	1,000.00000000	0.00000000	2.74083333	0.00000000	0.00000000	0.00000000	0.00000000	2.74083333	1,000.00000000
A-3	060352AD3	1,000.00000000	0.00000000	2.60416667	0.00000000	0.00000000	0.00000000	0.00000000	2.60416667	1,000.00000000
A-4	060352AE1	1,000.00000000	0.00000000	2.71166667	0.00000000	0.00000000	0.00000000	0.00000000	2.71166667	1,000.00000000
A-5	060352AF8	1,000.00000000	0.00000000	2.93166668	0.00000000	0.00000000	0.00000000	0.00000000	2.93166668	1,000.00000000
A-S	060352AJ0	1,000.00000000	0.00000000	3.11750003	0.00000000	0.00000000	0.00000000	0.00000000	3.11750003	1,000.00000000
B	060352AK7	1,000.00000000	0.00000000	3.30333325	0.00000000	0.00000000	0.00000000	0.00000000	3.30333325	1,000.00000000
C	060352AL5	1,000.00000000	0.00000000	3.20916664	0.00000000	0.00000000	0.00000000	0.00000000	3.20916664	1,000.00000000
D	060352AV3	1,000.00000000	0.00000000	2.58333324	0.00000000	0.00000000	0.00000000	0.00000000	2.58333324	1,000.00000000
E	060352AX9	1,000.00000000	0.00000000	2.83221827	(0.62790305)	0.00000000	0.00000000	0.00000000	2.83221827	1,000.00000000
F	060352AZ4	1,000.00000000	0.00000000	3.87614821	(1.67183284)	2.86750620	0.00000000	0.00000000	3.87614821	1,000.00000000
G	060352BB6	1,000.00000000	0.00000000	0.00000000	2.20431535	16.69306036	0.00000000	0.00000000	0.00000000	1,000.00000000
R	060352BD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2DYB70	964.46845999	2.96371271	3.29078388	0.04079456	0.57512745	0.41447244	0.00000000	6.66896903	961.50474728

Notional Certificates
X-A	060352AG6	949.24061381	0.00000000	0.63444460	0.00000000	0.00000000	0.29865296	0.00000000	0.93309756	945.00673474
X-B	060352AH4	1,000.00000000	0.00000000	0.27452376	0.00000000	0.00000000	0.00000000	0.00000000	0.27452376	1,000.00000000
X-D	060352AM3	1,000.00000000	0.00000000	0.87098212	0.00000000	0.00000000	0.00000000	0.00000000	0.87098212	1,000.00000000
X-E	060352AP6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-F	060352AR2	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	060352AT8	1,000.00000000	0.00000000	1.24999991	0.00000000	0.00000000	0.00000000	0.00000000	1.24999991	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/21 - 11/30/21	30	0.00	67,132.67	0.00	67,132.67	0.00	0.00	0.00	67,132.67	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	109,359.25	0.00	109,359.25	0.00	0.00	0.00	109,359.25	0.00
A-3	11/01/21 - 11/30/21	30	0.00	151,562.50	0.00	151,562.50	0.00	0.00	0.00	151,562.50	0.00
A-4	11/01/21 - 11/30/21	30	0.00	610,125.00	0.00	610,125.00	0.00	0.00	0.00	610,125.00	0.00
A-5	11/01/21 - 11/30/21	30	0.00	703,048.85	0.00	703,048.85	0.00	0.00	0.00	703,048.85	0.00
X-A	11/01/21 - 11/30/21	30	0.00	393,743.94	0.00	393,743.94	0.00	0.00	0.00	393,743.93	0.00
X-B	11/01/21 - 11/30/21	30	0.00	47,461.04	0.00	47,461.04	0.00	0.00	0.00	47,461.04	0.00
X-D	11/01/21 - 11/30/21	30	0.00	30,888.51	0.00	30,888.51	0.00	0.00	0.00	30,888.51	0.00
X-E	11/01/21 - 11/30/21	30	0.00	24,935.00	0.00	24,935.00	0.00	0.00	0.00	24,935.00	0.00
X-F	11/01/21 - 11/30/21	30	0.00	11,082.50	0.00	11,082.50	0.00	0.00	0.00	11,082.50	0.00
X-G	11/01/21 - 11/30/21	30	0.00	36,017.91	0.00	36,017.91	0.00	0.00	0.00	36,017.91	0.00
A-S	11/01/21 - 11/30/21	30	0.00	304,034.19	0.00	304,034.19	0.00	0.00	0.00	304,034.19	0.00
B	11/01/21 - 11/30/21	30	0.00	135,453.18	0.00	135,453.18	0.00	0.00	0.00	135,453.18	0.00
C	11/01/21 - 11/30/21	30	0.00	110,250.92	0.00	110,250.92	0.00	0.00	0.00	110,250.92	0.00
D	11/01/21 - 11/30/21	30	0.00	91,615.33	0.00	91,615.33	0.00	0.00	0.00	91,615.33	0.00
E	11/01/21 - 11/30/21	30	12,497.86	43,971.69	0.00	43,971.69	(12,525.41)	0.00	0.00	56,497.09	0.00
F	11/01/21 - 11/30/21	30	40,157.26	19,543.46	0.00	19,543.46	(14,822.47)	0.00	0.00	34,365.93	25,423.31
G	11/01/21 - 11/30/21	30	416,565.23	63,515.87	0.00	63,515.87	63,515.87	0.00	0.00	0.00	480,999.35
RR Interest	11/01/21 - 11/30/21	30	24,847.53	155,460.10	0.00	155,460.10	1,903.58	0.00	0.00	153,556.52	26,836.94
Totals			494,067.88	3,109,201.91	0.00	3,109,201.91	38,071.57	0.00	0.00	3,071,130.32	533,259.60

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	6,223,828.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,126,187.95	Master Servicing Fee	9,493.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,343.08
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	375.04
ARD Interest	0.00	Operating Advisor Fee	1,243.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	240.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,126,187.95	Total Fees	16,986.03

Principal		Expenses/Reimbursements
Scheduled Principal	776,043.49	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	33,810.67
Principal Prepayments	1,989,847.21	Special Servicing Fees (Monthly)	4,260.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	2,765,890.70	Total Expenses/Reimbursements	38,071.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	386,807.16	Interest Distribution	3,071,130.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	2,765,890.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	386,807.16
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	386,807.16	Total Payments to Certificateholders and Others	6,223,828.18
Total Funds Collected	6,278,885.81	Total Funds Distributed	6,278,885.79

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	900,092,049.23	900,092,049.23	Beginning Certificate Balance	900,092,048.28
(-) Scheduled Principal Collections	776,043.49	776,043.49	(-) Principal Distributions	2,765,890.69
(-) Unscheduled Principal Collections	1,989,847.21	1,989,847.21	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	897,326,158.53	897,326,158.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	900,722,922.70	900,722,922.70	Ending Certificate Balance	897,326,157.59
Ending Actual Collateral Balance	897,991,219.10	897,991,219.10

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.95)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.01
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.94)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.15%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP
	5,000,000 or less	31	91,460,064.48	10.19%	66	3.9610	1.916605	1.30 or less	18	217,574,127.47	24.25%	60	4.4385	0.659157
5,000,001 to 10,000,000		17	126,521,130.12	14.10%	73	4.3881	1.994024	1.31 to 1.40	5	19,415,028.91	2.16%	67	4.3043	1.334325
10,000,001 to 15,000,000		5	61,249,829.11	6.83%	66	4.5135	2.098132	1.41 to 1.50	3	39,691,089.92	4.42%	57	4.6050	1.451775
15,000,001 to 25,000,000		10	199,012,015.30	22.18%	57	4.0513	2.356374	1.51 to 1.60	4	57,556,180.04	6.41%	66	4.1917	1.542125
25,000,001 to 50,000,000		10	334,067,317.81	37.23%	60	4.0524	2.073485	1.61 to 1.70	6	49,723,445.77	5.54%	66	4.4374	1.669443
	50,000,001 or greater	1	59,317,500.00	6.61%	66	4.4860	1.262900	1.71 to 2.50	19	226,869,205.93	25.28%	70	4.2301	2.034971
	Totals	77	897,326,158.53	100.00%	62	4.1661	2.036145	2.51 to 3.00	4	70,102,292.35	7.81%	66	3.9649	2.797898
								3.01 or greater	15	190,696,486.43	21.25%	55	3.6101	3.860098
								Totals	77	897,326,158.53	100.00%	62	4.1661	2.036145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP	Oklahoma	3	1,178,089.54	0.13%	55	4.2132	1.970558
Alabama	3	11,643,257.24	1.30%	57	4.7706	1.883501	Oregon	1	1,357,265.92	0.15%	66	4.4860	1.262900
Arizona	3	21,729,002.17	2.42%	61	4.3120	1.937571	Pennsylvania	12	22,556,719.17	2.51%	64	4.0596	2.143446
Arkansas	1	214,351.07	0.02%	66	4.4860	1.262900	South Carolina	2	692,839.40	0.08%	30	3.5628	3.657400
California	28	217,220,940.96	24.21%	70	4.0882	2.501699	Texas	35	94,778,227.09	10.56%	62	4.2120	1.919989
Colorado	1	8,537,716.66	0.95%	67	4.4500	1.866800	Virginia	6	22,677,091.09	2.53%	62	4.1455	2.739767
Connecticut	3	25,875,297.41	2.88%	60	4.4411	0.019193	Washington	2	3,205,028.90	0.36%	66	4.4860	1.262900
Florida	6	53,131,785.83	5.92%	35	4.4299	1.364256	Wisconsin	4	4,190,099.12	0.47%	35	3.6827	3.346379
Georgia	1	608,758.07	0.07%	29	5.2100	1.423200	Wyoming	1	631,598.98	0.07%	66	4.4860	1.262900
Illinois	4	11,400,434.50	1.27%	67	4.6406	1.424304	Totals	187	897,326,158.53	100.00%	62	4.1661	2.036145
Indiana	8	16,673,452.56	1.86%	48	4.0628	2.654665
									Property Type³
Iowa	1	512,351.82	0.06%	30	3.5628	3.657400
Kentucky	1	1,108,657.81	0.12%	66	4.4860	1.262900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	2	8,807,144.96	0.98%	65	4.6740	1.424851		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	45,159,003.70	5.03%	62	4.3621	1.471097	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP
Michigan	7	13,666,035.14	1.52%	49	4.1032	2.652826	Industrial	26	71,253,636.73	7.94%	41	3.9869	2.727258
Minnesota	4	4,180,566.71	0.47%	41	3.8426	2.931617	Lodging	69	125,509,423.53	13.99%	66	4.6155	0.520987
Missouri	5	13,515,089.06	1.51%	59	4.3696	2.343984	Mixed Use	2	117,157,728.31	13.06%	66	3.5297	2.749693
Montana	1	10,802,216.35	1.20%	66	4.1800	1.903700	Mobile Home Park	1	4,008,903.84	0.45%	66	4.6800	1.983200
Nevada	3	18,796,359.27	2.09%	65	4.9092	3.158871	Multi-Family	20	59,099,906.90	6.59%	66	3.8555	1.500588
New Jersey	2	7,393,500.42	0.82%	67	3.9266	3.941384	Office	29	172,714,086.92	19.25%	55	4.1345	2.006536
New Mexico	1	6,430,478.46	0.72%	66	4.4580	1.183200	Other	2	15,511,050.42	1.73%	65	5.0371	2.677175
New York	22	190,583,798.00	21.24%	66	3.7026	2.141625	Retail	20	248,014,225.64	27.64%	66	4.2380	2.191331
North Carolina	3	28,534,658.84	3.18%	64	5.1079	(1.097434)	Self Storage	15	58,358,894.51	6.50%	82	4.3387	2.221317
Ohio	5	3,836,040.58	0.43%	54	4.1870	2.038453	Totals	187	897,326,158.53	100.00%	62	4.1661	2.036145

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP
	4.00000% or less	33	311,862,626.57	34.75%	59	3.6263	3.067253	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.49999%	22	356,111,253.45	39.69%	63	4.2783	1.673556	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.99999%	16	161,071,416.64	17.95%	70	4.6422	1.446775	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	3	42,582,560.16	4.75%	65	5.1152	0.165884	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	77	897,326,158.53	100.00%	62	4.1661	2.036145	49 months or greater	74	871,627,856.82	97.14%	63	4.1532	2.056648
								Totals	77	897,326,158.53	100.00%	62	4.1661	2.036145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP
	60 months or less	5	111,646,779.09	12.44%	32	3.9844	2.537210	Interest Only	21	409,415,500.00	45.63%	60	3.9198	2.672508
61 months to 84 months		68	752,298,715.59	83.84%	66	4.1716	1.985503	240 months or less	2	8,291,120.21	0.92%	174	4.8301	1.994342
85 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	2	44,720,402.61	4.98%	65	4.8719	(0.106376)
112 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	49	409,200,834.00	45.60%	63	4.2944	1.678119
	121 months or greater	1	7,682,362.14	0.86%	186	4.8000	2.039600	Totals	77	897,326,158.53	100.00%	62	4.1661	2.036145
	Totals	77	897,326,158.53	100.00%	62	4.1661	2.036145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	25,698,301.71	2.86%	47	4.6032	NAP				None
Underwriter's Information		7	103,396,000.00	11.52%	60	3.5274	3.873435
	1 year or less	63	755,369,577.23	84.18%	63	4.2409	1.819805
	1 year to 2 years	2	7,952,956.27	0.89%	67	3.6917	1.098030
	2 years or greater	2	4,909,323.32	0.55%	67	4.5890	1.787606
	Totals	77	897,326,158.53	100.00%	62	4.1661	2.036145
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	453011572	MU	New York	NY	Actual/360	3.430%	107,187.50	0.00	0.00	N/A	06/09/27	--	37,500,000.00	37,500,000.00	12/09/21
1A	310941514				Actual/360	3.430%	86,321.67	0.00	0.00	N/A	06/09/27	--	30,200,000.00	30,200,000.00	12/09/21
1B	453011573				Actual/360	3.430%	63,740.83	0.00	0.00	N/A	06/09/27	--	22,300,000.00	22,300,000.00	12/09/21
2A	308170102				Actual/360	3.563%	47,207.50	0.00	0.00	N/A	06/05/24	--	15,900,000.00	15,900,000.00	12/05/21
2	308170002	Various Various		Various	Actual/360	3.563%	133,606.12	0.00	0.00	N/A	06/05/24	--	45,000,000.00	45,000,000.00	12/05/21
3	308170003	RT	Torrance	CA	Actual/360	3.658%	74,817.21	0.00	0.00	N/A	06/01/27	--	24,547,000.00	24,547,000.00	12/01/21
3A	310941127				Actual/360	3.658%	62,351.23	0.00	0.00	N/A	06/01/27	--	20,457,000.00	20,457,000.00	12/01/21
3B	308170103				Actual/360	3.658%	16,620.29	0.00	0.00	N/A	06/01/27	--	5,453,000.00	5,453,000.00	12/01/21
3C	308170203				Actual/360	3.658%	13,846.69	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	12/01/21
3D	310941341				Actual/360	3.658%	13,846.69	0.00	0.00	N/A	06/01/27	--	4,543,000.00	4,543,000.00	12/01/21
4	308170004	LO	Various	Various	Actual/360	4.486%	221,748.59	0.00	0.00	N/A	06/01/27	--	59,317,500.00	59,317,500.00	12/01/21
5	453011580	OF	White Plains	NY	Actual/360	4.076%	141,123.13	63,644.91	0.00	N/A	07/01/27	--	41,547,536.01	41,483,891.10	12/01/21
6	300801624	RT	Capitol Heights	MD	Actual/360	4.450%	148,656.17	57,868.52	0.00	N/A	06/01/27	--	40,087,057.18	40,029,188.66	12/01/21
7	310941728	OF	San Jose	CA	Actual/360	4.140%	103,724.25	0.00	0.00	N/A	05/11/27	--	30,065,000.00	30,065,000.00	12/11/21
8	610941656	IN	Lakeland	FL	Actual/360	4.570%	114,250.00	0.00	0.00	N/A	07/05/26	--	30,000,000.00	30,000,000.00	12/05/21
9	310932793	LO	Greensboro	NC	Actual/360	5.160%	116,672.00	61,512.95	0.00	N/A	05/11/27	--	27,133,022.69	27,071,509.74	12/11/21
10	308170010	MU	El Segundo	CA	Actual/360	3.860%	87,522.74	51,413.59	0.00	N/A	07/01/27	--	27,209,141.90	27,157,728.31	12/01/21
11	310939872	RT	Pearland	TX	Actual/360	4.222%	89,932.86	0.00	0.00	N/A	07/11/27	--	25,560,000.00	25,560,000.00	12/11/21
12	600940183	LO	Trumbull	CT	Actual/360	4.650%	79,252.99	34,187.11	0.00	N/A	07/11/27	--	20,452,384.58	20,418,197.47	03/11/20
13	610939655	OF	Jacksonville	FL	Actual/360	4.350%	73,114.25	31,426.23	0.00	N/A	06/11/22	--	20,169,447.25	20,138,021.02	12/11/21
14	300801631	SS	Various	PA	Actual/360	4.041%	66,304.00	32,291.20	0.00	N/A	06/01/27	--	19,689,383.63	19,657,092.43	12/01/21
15	310939896	OF	Santa Rosa	CA	Actual/360	4.290%	71,604.71	29,723.60	0.00	N/A	06/11/27	--	20,029,288.13	19,999,564.53	12/11/21
16	310939307	OF	Frisco	TX	Actual/360	4.600%	68,910.05	30,286.64	0.00	N/A	07/11/27	--	17,976,533.62	17,946,246.98	12/11/21
17	310939390	RT	Tucson	AZ	Actual/360	4.430%	65,284.63	35,431.05	0.00	N/A	06/11/27	--	17,684,323.92	17,648,892.87	12/11/21
18	1648253	98	Las Vegas	NV	Actual/360	5.030%	62,564.45	23,620.60	0.00	N/A	06/01/27	--	14,925,912.95	14,902,292.35	12/01/21
19	410940573	SS	Millbrae	CA	Actual/360	4.280%	47,746.17	23,840.01	0.00	N/A	06/11/27	--	13,386,777.89	13,362,937.88	12/11/21
20	310940549	RT	Beverly Hills	CA	Actual/360	4.100%	44,416.67	0.00	0.00	N/A	05/11/27	--	13,000,000.00	13,000,000.00	12/11/21
21	1749660	LO	Bozeman	MT	Actual/360	4.180%	37,691.85	18,410.97	0.00	N/A	06/01/27	--	10,820,627.32	10,802,216.35	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
22	600940129	SS	St. Louis	MO	Actual/360	4.550%	41,943.37	16,667.59	0.00	N/A	06/11/27	--	11,061,988.00	11,045,320.41	12/11/21
23	310939962	RT	Norwalk	CA	Actual/360	4.590%	43,987.50	0.00	0.00	N/A	05/11/27	--	11,500,000.00	11,500,000.00	12/11/21
24	410937694	RT	Opelika	AL	Actual/360	4.990%	41,034.76	14,559.56	0.00	N/A	02/11/27	--	9,868,078.75	9,853,519.19	12/11/21
25	1749302	OF	Alexandria	VA	Actual/360	4.180%	34,136.67	0.00	0.00	N/A	06/01/27	--	9,800,000.00	9,800,000.00	12/01/21
26	610941043	RT	Chicago	IL	Actual/360	4.680%	35,476.46	14,197.43	0.00	N/A	07/11/27	--	9,096,529.28	9,082,331.85	12/11/21
27	300801639	RT	Lakewood	CO	Actual/360	4.450%	31,715.41	14,752.65	0.00	N/A	07/01/27	--	8,552,469.31	8,537,716.66	12/01/21
28	410940249	SS	Mission Viejo Aliso V	CA	Actual/360	4.800%	30,839.71	27,566.46	0.00	N/A	06/11/37	--	7,709,928.60	7,682,362.14	12/11/21
29	1749413	RT	New Orleans	LA	Actual/360	4.730%	33,093.98	11,481.92	0.00	N/A	07/01/27	--	8,395,936.63	8,384,454.71	12/01/21
30	308170030	MF	Tyler	TX	Actual/360	5.188%	35,193.83	11,746.63	0.00	N/A	06/01/22	--	8,140,439.80	8,128,693.17	12/01/21
31	410940643	RT	Norwalk	CA	Actual/360	4.670%	32,300.83	0.00	0.00	N/A	07/11/27	--	8,300,000.00	8,300,000.00	12/11/21
32	300801637	LO	Norfolk	VA	Actual/360	4.228%	27,834.33	0.00	0.00	N/A	07/01/27	--	7,900,000.00	7,900,000.00	12/01/21
33	310939475	OF	San Francisco	CA	Actual/360	4.020%	24,555.50	0.00	0.00	N/A	05/11/27	--	7,330,000.00	7,330,000.00	12/11/21
34	300801626	SS	Houston	TX	Actual/360	4.500%	24,797.31	11,380.02	0.00	N/A	06/01/27	--	6,612,616.91	6,601,236.89	12/01/21
35	1749137	MF	New Paltz	NY	Actual/360	4.500%	26,250.00	0.00	0.00	N/A	06/01/27	--	7,000,000.00	7,000,000.00	12/01/21
36	410940660	SS	Grass Valley	CA	Actual/360	4.240%	24,196.13	10,198.69	0.00	N/A	07/11/27	--	6,847,961.27	6,837,762.58	12/11/21
37	300801630	RT	Santa Fe	NM	Actual/360	4.458%	23,925.84	9,855.08	0.00	N/A	06/01/27	--	6,440,333.54	6,430,478.46	12/01/21
38	1749246	RT	Bedford	TX	Actual/360	3.940%	19,641.24	11,166.34	0.00	N/A	07/01/27	--	5,982,102.92	5,970,936.58	12/01/21
39	1749679	OF	Marlton	NJ	Actual/360	3.830%	20,123.46	0.00	0.00	N/A	07/01/27	--	6,305,000.00	6,305,000.00	12/01/21
41	1749249	RT	Arlington	TX	Actual/360	3.940%	16,619.51	9,448.44	0.00	N/A	07/01/27	--	5,061,779.50	5,052,331.06	12/01/21
42	470105220	MF	Long Beach	NY	Actual/360	3.650%	15,208.33	0.00	0.00	N/A	07/01/27	--	5,000,000.00	5,000,000.00	12/01/21
43	470104450	MF	Spring Valley	NY	Actual/360	3.740%	14,831.91	5,263.85	0.00	N/A	07/01/27	--	4,758,901.57	4,753,637.72	12/01/21
44	300801625	SS	Fort Worth	TX	Actual/360	4.500%	15,802.21	7,251.97	0.00	N/A	06/01/27	--	4,213,922.63	4,206,670.66	12/01/21
45	410938782	RT	Blue Jay	CA	Actual/360	4.200%	15,225.00	0.00	0.00	N/A	06/11/27	--	4,350,000.00	4,350,000.00	12/11/21
46	300801655	MH	Kokomo	IN	Actual/360	4.680%	15,660.93	6,718.19	0.00	N/A	06/01/27	--	4,015,622.03	4,008,903.84	12/01/21
47	1749248	RT	Temple	TX	Actual/360	4.160%	13,763.18	7,164.29	0.00	N/A	07/01/27	--	3,970,148.39	3,962,984.10	12/01/21
48	470105100	MF	Forest Hills	NY	Actual/360	3.710%	11,909.18	7,446.47	0.00	N/A	07/01/27	--	3,852,024.26	3,844,577.79	12/01/21
49	1749596	RT	Houghton	MI	Actual/360	4.680%	15,795.00	0.00	0.00	N/A	07/01/27	--	4,050,000.00	4,050,000.00	12/01/21
50	470105060	MF	Hartsdale	NY	Actual/360	3.710%	11,319.99	7,113.96	0.00	N/A	06/01/27	--	3,661,453.39	3,654,339.43	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
51	470104140	MF	Yonkers	NY	Actual/360	3.830%	11,392.20	3,886.36	0.00	N/A	06/01/27	--	3,569,356.88	3,565,470.52	12/01/21
52	470104430	MF	Jackson Heights	NY	Actual/360	3.840%	10,712.87	6,377.79	0.00	N/A	06/01/27	--	3,347,771.53	3,341,393.74	12/01/21
53	470104740	MF	New York	NY	Actual/360	3.760%	11,280.00	0.00	0.00	N/A	06/01/27	--	3,600,000.00	3,600,000.00	12/01/21
54	470105010	MF	Bronx	NY	Actual/360	3.620%	9,670.23	6,281.72	0.00	N/A	07/01/27	--	3,205,600.27	3,199,318.55	12/01/21
55	1749247	RT	North Richland Hills	TX	Actual/360	3.960%	10,632.89	5,996.03	0.00	N/A	07/01/27	--	3,222,086.56	3,216,090.53	12/01/21
56	1749245	SS	Fort Worth	TX	Actual/360	3.940%	10,576.05	6,012.64	0.00	N/A	07/01/27	--	3,221,132.71	3,215,120.07	12/01/21
57	300801636	SS	Las Vegas	NV	Actual/360	4.600%	12,726.67	0.00	0.00	N/A	07/01/27	--	3,320,000.00	3,320,000.00	12/01/21
58	470104640	MF	Brooklyn	NY	Actual/360	3.840%	8,821.94	5,225.18	0.00	N/A	07/01/27	--	2,756,857.16	2,751,631.98	12/01/21
59	470104570	MF	Jackson Heights	NY	Actual/360	3.720%	8,514.20	5,328.25	0.00	N/A	06/01/27	--	2,746,515.78	2,741,187.53	12/01/21
60	470101160	MF	New York	NY	Actual/360	3.890%	8,028.50	2,660.71	0.00	N/A	06/01/27	--	2,476,658.17	2,473,997.46	12/01/21
61	470104550	MF	Oyster Bay	NY	Actual/360	3.680%	7,295.09	4,642.88	0.00	N/A	06/01/27	--	2,378,834.84	2,374,191.96	12/01/21
62	470104320	MF	East Islip	NY	Actual/360	3.810%	7,251.06	2,497.74	0.00	N/A	06/01/27	--	2,283,798.82	2,281,301.08	12/01/21
63	470104510	MF	Elmhurst	NY	Actual/360	3.760%	7,151.26	2,524.03	0.00	N/A	06/01/27	--	2,282,316.53	2,279,792.50	12/01/21
64	300801634	MH	Brandenton	FL	Actual/360	4.872%	8,091.84	1,993,063.30	0.00	N/A	07/01/27	--	1,993,063.30	0.00	12/01/21
65	600939800	RT	Watsonville	CA	Actual/360	4.750%	7,449.41	3,113.95	0.00	N/A	06/11/27	--	1,881,957.11	1,878,843.16	12/11/21
66	470104890	MF	Yonkers	NY	Actual/360	3.820%	5,410.24	3,231.05	0.00	N/A	07/01/27	--	1,699,551.27	1,696,320.22	12/01/21
67	410939766	RT	San Francisco	CA	Actual/360	4.470%	6,207.11	2,881.17	0.00	N/A	06/11/27	--	1,666,338.98	1,663,457.81	12/11/21
68	470104340	MF	New York	NY	Actual/360	3.810%	4,985.10	1,717.20	0.00	N/A	06/01/27	--	1,570,111.68	1,568,394.48	12/01/21
69	470104220	MF	New York	NY	Actual/360	3.890%	4,471.75	2,594.68	0.00	N/A	07/01/27	--	1,379,459.74	1,376,865.06	12/01/21
70	410940226	98	Milton	GA	Actual/360	5.210%	2,677.90	8,031.59	0.00	N/A	05/11/24	--	616,789.66	608,758.07	12/11/21
71	470104770	MF	New York	NY	Actual/360	4.160%	2,982.00	869.50	0.00	N/A	06/01/27	--	860,192.82	859,323.32	12/01/21
72	470104360	MF	Brooklyn	NY	Actual/360	4.240%	2,612.83	1,318.01	0.00	N/A	07/01/27	--	739,481.57	738,163.56	12/01/21
Totals							3,126,187.95	2,765,890.70	0.00				900,092,049.23	897,326,158.53
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	176,389,397.20	132,452,012.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	52,874,483.00	12,832,319.00	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	56,374,602.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,051,546.00	19,374,373.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,781,735.00	8,173,639.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,853,110.79	2,491,244.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,730,287.98	3,206,565.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,072,056.00	2,590,906.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(1,496,674.91)	(3,494,347.56)	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,998,555.82	2,147,003.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,266,629.67	1,727,708.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	(947,131.00)	(473,920.00)	01/01/21	06/30/21	01/11/21	8,786,747.75	411,363.20	78,893.83	1,846,027.01	0.00	0.00
13	1,747,326.39	1,088,527.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,297,479.33	1,942,709.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,762,061.00	2,296,441.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,721,910.99	1,150,865.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,694,416.02	1,586,272.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,336,475.00	2,116,399.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,068,417.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	164,438.00	1,512,058.25	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
22	1,381,673.22	1,093,094.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	972,250.12	735,503.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	924,783.73	805,019.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,444,025.12	903,246.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	975,910.73	684,926.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	881,667.92	831,517.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,285,277.78	1,082,553.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	767,169.68	560,231.97	05/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	635,200.83	317,600.91	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	405,457.88	1,076,846.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	913,664.93	290,750.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	674,526.22	367,287.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	622,729.85	403,662.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	823,974.34	686,629.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	533,998.00	387,431.58	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	414,301.00	271,061.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,132,407.48	952,961.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	530,564.14	177,554.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	192,007.00	203,191.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
43	293,140.00	177,263.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	554,530.03	463,692.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	549,754.59	409,743.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	307,266.96	348,508.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	359,153.00	360,100.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	404,658.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	170,916.00	303,104.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
51	149,495.00	163,873.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
52	183,249.00	204,265.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
53	158,750.00	254,541.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
54	428,411.00	311,633.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
55	342,584.06	248,220.97	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	302,497.34	304,843.89	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	599,568.31	594,393.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	149,601.00	203,672.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
59	324,633.00	291,880.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
60	204,947.00	213,320.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	201,381.00	227,233.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
62	160,428.00	159,413.00	08/01/20	07/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	127,562.00	41,728.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
64	260,711.91	198,476.20	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	130,185.00	44,490.72	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	91,289.00	134,848.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	374,401.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	100,886.00	90,974.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
69	322,043.00	400,156.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
70	185,672.52	139,254.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	255,543.00	14,671.00	11/01/18	10/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
72	171,901.00	167,835.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	375,117,870.77	211,023,983.32				8,786,747.75	411,363.20	78,893.83	1,846,027.01	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
64	300801634	1,989,847.21	Payoff w/ yield maintenance	0.00	386,807.16
Totals		1,989,847.21		0.00	386,807.16
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	20,418,197.47	0	0.00	0	0.00	0	0.00	0	0.00	1	1,989,847.21	4.166061%	4.137717%	62
11/18/21	0	0.00	0	0.00	1	20,452,384.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.167824%	4.139498%	63
10/18/21	0	0.00	0	0.00	1	20,483,804.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168009%	4.139674%	64
09/17/21	0	0.00	0	0.00	1	20,517,737.98	0	0.00	0	0.00	1	10,856,008.10	0	0.00	0	0.00	4.168208%	4.139862%	65
08/17/21	0	0.00	0	0.00	2	31,421,871.12	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168390%	4.137023%	66
07/16/21	0	0.00	0	0.00	2	31,469,811.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168572%	4.137193%	67
06/17/21	0	0.00	0	0.00	1	20,613,494.30	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168767%	4.137376%	68
05/17/21	0	0.00	0	0.00	2	31,569,037.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.168946%	4.137544%	69
04/16/21	0	0.00	0	0.00	2	31,620,337.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169139%	4.137725%	70
03/17/21	0	0.00	0	0.00	2	31,667,513.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169316%	4.137890%	71
02/18/21	0	0.00	0	0.00	2	31,726,326.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169537%	4.138097%	72
01/15/21	0	0.00	0	0.00	2	31,773,095.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169711%	4.138261%	73
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
12	600940183	03/11/20	20	6	78,893.83	1,846,027.01	1,257,777.80	21,083,258.05	05/20/20	13
Totals					78,893.83	1,846,027.01	1,257,777.80	21,083,258.05

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		28,266,714	28,266,714	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		61,508,758	61,508,758	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		30,000,000	30,000,000	0		0
> 60 Months		777,550,686	757,132,489	20,418,197		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	897,326,159	876,907,961	0	0	20,418,197	0
Nov-21	900,092,049	879,639,665	0	0	20,452,385	0
Oct-21	900,810,267	880,326,463	0	0	20,483,804	0
Sep-21	901,580,851	881,063,113	0	0	20,517,738	0
Aug-21	902,293,450	870,871,578	0	0	31,421,871	0
Jul-21	903,003,359	871,533,548	0	0	31,469,811	0
Jun-21	903,765,932	883,152,438	0	0	20,613,494	0
May-21	904,470,284	872,901,247	0	0	31,569,037	0
Apr-21	905,227,499	873,607,162	0	0	31,620,337	0
Mar-21	905,926,335	874,258,822	0	0	31,667,514	0
Feb-21	906,789,669	875,063,343	0	0	31,726,327	0
Jan-21	907,482,609	875,709,514	0	0	31,773,095	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	600940183	20,418,197.47	21,083,258.05	14,500,000.00	08/03/20	(603,196.00)	(0.88620)	06/30/21	07/11/27	306
Totals		20,418,197.47	21,083,258.05	14,500,000.00		(603,196.00)

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	600940183	LO	CT	05/20/20	13

11/24/2021 - Loan transferred to Special Servicing on 5/27/2020 for Imminent Default. The loan is past due for the April 11, 2020 payment. Subject Collateral is a 325-key full-service Marriott Hotel on 11.79 acres of land in Trumbull, CT. YTD avera ge occupancy is 34.1% and August 2021 occupancy was 42.6%. Conference and dining services have begun in a limited capacity as COVID-19 restrictions are lifted. Borrower has chosen to walk away from the property. A stipulated

	receivership and friend	ly foreclosure was filed, and GF Management was appointed receiver by the court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	1749660	0.00	4.18000%	0.00	4.18000%	10	01/15/21	01/06/21	09/13/21
24	410937694	10,108,074.56	4.99000%	10,108,074.56 4.99000%		10	04/10/20	04/11/20	06/11/20
Totals		10,108,074.56		10,108,074.56
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12	0.00	0.00	4,260.91	0.00	0.00	33,810.67	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,260.91	0.00	0.00	33,810.67	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		38,071.58

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Supplemental Notes
None

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